Offerings - Offering: 1	Nov. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,428,040
Proposed Maximum Offering Price per Unit	15.42
Maximum Aggregate Offering Price	$ 114,540,376.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,965.01
Offering Note	Consists of an aggregate of 7,428,040 shares of the registrant's common stock, all of which were acquired by the selling stockholders in a private placement on November 4, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Registrant's common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c), calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Stock Market on November 6, 2026.